CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUE
Revenue	$ 588,484	$ 469,812	$ 1,203,427	$ 933,198	$ 2,251,469	$ 1,676,598
Net revenue	588,484	469,812	1,203,427	933,198	2,251,469	1,676,598
COST OF REVENUE
Cost of goods sold	303,415	195,556	640,517	334,238	783,141	556,972
Total cost of revenue	303,415	195,556	640,517	334,238	879,951	981,520
Written off inventory					96,811	424,548
GROSS PROFIT	285,069	274,255	562,911	598,960	1,371,517	695,078
OPERATING EXPENSES
General and administrative	1,540,942	888,401	2,223,972	1,258,758	2,283,107	2,584,256
Total operating expenses	1,540,942	888,401	2,223,972	1,258,758	2,283,107	2,584,256
OTHER INCOME (EXPENSE)
Interest expense, net of interest income	(25,212)	(24,365)	(114,272)	(57,322)	(64,690)	(52,453)
Change in fair value on derivative	13,850	(220,817)	(71,058)	(141,839)	(9,484)	(85,325)
Gain on sale of asset	0	0	0	2,643	2,643	0
Total other income (expense)	(11,362)	(245,181)	(185,331)	(196,517)	(71,531)	(97,945)
SBA loan forgiveness					0	39,833
Net income/(loss) before income tax provision	(1,267,235)	(859,326)	(1,846,392)	(856,315)	(983,121)	(1,987,122)
NET INCOME/(LOSS)	$ (1,267,235)	$ (859,326)	$ (1,846,392)	$ (856,315)	$ (983,121)	$ (1,987,122)
Income/(Loss) per share - basic and diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.00)	$ (0.01)
Weighted average number of shares outstanding - basic and diluted	345,377,525	339,980,360	345,435,456	342,254,631	342,514,810	319,209,932